DUE TO BANKS AND CORRESPONDENTS, Due to banks and correspondents maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 7,111,461	S/ 5,913,487
Lines of credit granted by various local and foreign financial institutions	7,111,500	5,913,500
Up to 3 months [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,786,693	2,343
From 3 Months to 1 Year [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,255,291	1,854,351
From 1 to 3 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,091,482	819,991
From 3 to 5 years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	781,547	601,258
More than 5 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 2,196,448	S/ 2,635,544